Provisions - Summary of Provisions (Details) $ in Thousands	6 Months Ended
Jun. 30, 2022 CAD ($)
Restructuring provision [abstract]
Balance at January 1, 2022	$ 22,195
Decrease to provision during the period	(180)
Effect of foreign exchange difference	(151)
Interest expense	241
Effect of changes in the discount rate	(938)
Balance at June 30, 2022	21,167
Less current portion of provision	(7,971)
Long-term portion of provision	$ 13,196